Remuneration of auditors (Tables)	6 Months Ended
Dec. 31, 2025
Remuneration of auditors [Abstract]
Remuneration of Auditors
	31-Dec-25	30-Jun-25
	$	$

Audit services - Ernst & Young
Audit or review of the group financial statements	180,000	261,040
Audit of subsidiaries	132,000	-

Total audit services	312,000	261,040